Document and Entity Information	May 14, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002007825
Document Type	8-K
Document Period End Date	May 14, 2026
Entity Registrant Name	INFLEQTION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42646
Entity Tax Identification Number	86-1946291
Entity Address, Address Line One	1315 West Century Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	440-1284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	INFQ
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	INFQ WS
Security Exchange Name	NYSE